Average Annual Total Returns - Easterly RocMuni High Income Municipal Bond Fund		12 Months Ended	47 Months Ended		60 Months Ended	69 Months Ended		100 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	1.59%	[1]	0.80%	2.99%	[1]	2.18%	[1]
Bloomberg High Yield Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.46%	1.79%	[2]	2.18%	5.74%	[2]	3.91%	[2]
Easterly RocMuni High Income Municipal Bond Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[3]	(68.47%)	(26.95%)		0.00%
Performance Inception Date		Feb. 16, 2022
Easterly RocMuni High Income Municipal Bond Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[4]	(67.82%)			(21.31%)	(17.19%)
Performance Inception Date		Mar. 23, 2020
Easterly RocMuni High Income Municipal Bond Fund - Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[5]	(67.70%)			(20.92%)			(11.77%)
Performance Inception Date		Sep. 15, 2017
Easterly RocMuni High Income Municipal Bond Fund - Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]	(67.94%)			(21.55%)			(12.33%)
Easterly RocMuni High Income Municipal Bond Fund - Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5]	(39.83%)			(12.43%)			(5.89%)

[1]	Bloomberg Municipal Bond Index performance for life of Class I, Class A and Investor Class shares is 2.18%, 1.59%, and 2.99%, respectively.
[2]	Bloomberg High Yield Municipal Bond Index performance for life of Class I, Class A and Investor Class shares is 3.91%, 1.79%, and 5.74%, respectively.
[3]	The A Class of the Predecessor Fund commenced operations on February 16, 2022.
[4]	The Investor Class of the Predecessor Fund commenced operations on March 23, 2020.
[5]	The I Class of the Predecessor Fund commenced operations on September 15, 2017.